INTANGIBLE ASSETS (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	₺ 405,391	₺ 237,723
Balance at end of year	845,813	405,391
Collateral, pledge or mortgage on intangible assets	0	0
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	1,106,083	800,044
Additions	659,066	307,924
Disposals		(1,885)
Acquisition of subsidiary	723
Balance at end of year	1,765,872	1,106,083
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	(700,692)	(562,321)
Additions	(219,367)	(139,847)
Disposals		1,476
Balance at end of year	(920,059)	(700,692)
Software and rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	353,486	332,306
Additions	66,528	23,041
Disposals		(1,861)
Transfer	4,787
Acquisition of subsidiary	550
Balance at end of year	425,351	353,486
Software and rights | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	(304,745)	(272,878)
Additions	(20,228)	(33,319)
Disposals		1,452
Balance at end of year	(324,973)	(304,745)
Website development costs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Personnel bonus provision related to direct employee costs capitalized	28,134	22,593
Website development costs | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	748,312	464,335
Additions	586,727	283,977
Balance at end of year	1,335,039	748,312
Website development costs | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	(395,947)	(289,443)
Additions	(199,139)	(106,528)
Disposals		24
Balance at end of year	(595,086)	(395,947)
Projects under development
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	26,968
Balance at end of year	69,458	26,968
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of subsidiary	173
Balance at end of year	173
Other Intangible assets | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning of the year	4,285	3,403
Additions	5,811	906
Disposals		(24)
Transfer	(4,787)
Balance at end of year	₺ 5,309	₺ 4,285